Cover	Dec. 04, 2025
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Future Money Acquisition Corporation
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
Entity Central Index Key	0002099232
Amendment Flag	false